FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCING ACTIVITIES	FINANCING ACTIVITIES

(in thousands of U.S. dollars)	As at December 31, 2021	Cash flows	Non-cash changes				As at December 31, 2022
			Foreign exchange movement	Fair value changes	Additions/(Dispositions)	Other(1)

Term loan(2)	$220,197	$(5,565)	$—	$—	$5,105	$—	$219,737
Securitization debt 2017-2	357,991	(12,983)	—	—	—	303	345,311
Securitization debt 2018-1	310,995	(8,779)	—	—	—	143	302,359
Securitization debt 2020-2	431,684	(12,531)	—	—	—	1,121	420,274
SFR JV-1 securitization debt 2019-1	327,424	(501)	—	—	—	1,273	328,196
SFR JV-1 securitization debt 2020-1	544,964	—	—	—	—	1,749	546,713
SFR JV-1 securitization debt 2021-1	673,653	(978)	—	—	—	2,244	674,919
SFR JV-2 subscription facility	348,529	58,614	—	—	—	1,156	408,299
SFR JV-2 warehouse credit facility	489,321	(101,054)	—	—	—	1,449	389,716
SFR JV-2 term loan	—	386,442	—	—	—	259	386,701
SFR JV-2 securitization debt 2022-1	—	521,675	—	—	—	1,259	522,934
SFR JV-2 securitization debt 2022-2	—	341,584	—	—	—	485	342,069
SFR JV-2 delayed draw term loan	—	193,034	—	—	—	92	193,126
SFR JV-HD subscription facility	99,543	26,845	—	—	—	426	126,814
SFR JV-HD warehouse credit facility	64,971	422,385	—	—	—	849	488,205
Land loan	22,086	(21,935)	(151)	—	—	—	—
The Shops of Summerhill mortgage	12,113	4,026	(176)	—	—	10	15,973
Construction facility	—	5,015	17	—	—	—	5,032
Corporate office mortgages	13,962	(390)	(855)	—	—	—	12,717
Corporate credit facility	—	(1,063)		—	—	152	(911)
Due to Affiliate(3)	256,362	—	—	—	(4,675)	5,137	256,824
Derivative financial instruments(4)	230,305	—	—	(175,848)	—	(3,299)	51,158
Limited partners' interests in single-family rental business	947,452	452,039	—	297,381	—	—	1,696,872
Lease obligations	30,792	(3,070)	—	—	4,619	1,303	33,644
Total liabilities from financing activities	$5,382,344	$2,242,810	$(1,165)	$121,533	$5,049	$16,111	$7,766,682
(1) Includes amortization of transaction costs and debt discount and interest on lease obligations.
(2) During the year ended December 31, 2022, the non-cash changes for the term loan include loss on debt modification of $6,816 as described in Note 19, net of modification impact amortization of $1,711.
(3) During the year ended December 31, 2022, the Company settled $4,675 of the principal balance Due to Affiliate through the issuance of 554,832 common shares (Note 20).
(4) The interest rate cap component included in the derivative financial instruments was an asset of $10,358 as at December 31, 2022 and as a result is excluded from the above table and classified as an asset on the consolidated balance sheet. For the year ended December 31, 2022, non-cash change for derivative financial instruments represents $3,299 of fair value converted to common shares upon the conversion of 4,675 preferred units (Note 20).

(in thousands of U.S. dollars)	As at December 31, 2020	Cash flows	Non-cash changes				As at December 31, 2021
			Foreign exchange movement	Fair value changes	Additions/(Dispositions)	Other(1)

Term loan	$374,745	$(154,548)	$—	$—	$—	$—	$220,197
Securitization debt 2017-2	362,683	(4,994)	—	—	—	302	357,991
Securitization debt 2018-1	311,913	(1,062)	—	—	—	144	310,995
Securitization debt 2020-2	432,817	(2,254)	—	—	—	1,121	431,684
Securitization debt 2017-1	459,530	(459,530)	—	—	—	—	—
Warehouse credit facility	10,110	(10,298)	—	—	—	188	—
Term loan 2	96,077	(96,077)	—	—	—	—	—
SFR JV-1 securitization debt 2019-1	326,767	(614)	—	—	—	1,271	327,424
SFR JV-1 securitization debt 2020-1	543,803	(584)	—	—	—	1,745	544,964
SFR JV-1 securitization debt 2021-1	—	673,324	—	—	—	329	673,653
SFR JV-1 subscription facility	115,664	(116,000)	—	—	—	336	—
SFR JV-1 warehouse credit facility	95,950	(97,249)	—	—	—	1,299	—
SFR JV-2 subscription facility	—	348,229	—	—	—	300	348,529
SFR JV-2 warehouse credit facility	—	489,001	—	—	—	320	489,321
SFR JV-HD subscription facility	—	99,355	—	—	—	188	99,543
SFR JV-HD warehouse credit facility	—	64,585	—	—	—	386	64,971
U.S. multi-family credit facility(2)	109,890	(109,890)	—	—	—	—	—
Mortgage tranche A(2)	160,090	—	—	—	(160,090)	—	—
Mortgage tranche B(2)	400,225	—	—	—	(400,225)	—	—
Mortgage tranche C(2)	240,135	—	—	—	(240,135)	—	—
Land loan	21,991	—	95	—	—	—	22,086
The Shops of Summerhill mortgage	12,463	(420)	58	—	—	12	12,113
Vendor take-back (VTB) loan 2021	25,564	(26,271)	707	—	—	—	—
Corporate credit facility	26,000	(26,000)	—	—	—	—	—
Corporate office mortgages	11,089	2,877	(4)	—	—	—	13,962
Convertible debentures	165,956	—	—	—	—	(165,956)	—
Due to Affiliate	251,647	—	—	—	—	4,715	256,362
Derivative financial instruments	45,494	—	—	220,050	—	(35,239)	230,305
Limited partners' interests in single-family rental business	356,305	405,226	—	185,921	—	—	947,452
Lease obligations	6,403	(2,466)	—	—	25,887	968	30,792
Total liabilities from financing activities	$4,963,311	$974,340	$856	$405,971	$(774,563)	$(187,571)	$5,382,344
(1) Includes amortization of transaction costs and debt discount and interest on lease obligations.
(2) On March 31, 2021, U.S. multi-family rental mortgages totaling $800,450 were deconsolidated from the Company’s balance sheet in connection with the sale of an 80% interest in the U.S. multi-family rental portfolio. The Company fully repaid the U.S. multi-family credit facility with the proceeds of the syndication.